Inventories	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Inventories	Note 3. Inventories
	2024	2025	2025
	HK$	HK$	US$
Finished Goods	5,037,965	6,691,607	859,710
Inventory write-down	-	(358,432)	(45,979)
Total Inventories	5,037,965	6,333,175	813,731